THE ADVISORS' INNER CIRCLE FUND

                 CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED JULY 5, 2017
   TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                            EACH DATED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Arup Datta, Haijie Chen and Nicholas Tham no longer serve as portfolio managers of the Fund and Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Gregory J. Rogers and Christopher J. W. Whitehead now serve as portfolio managers of the Fund. Accordingly, the Prospectus and SAI are hereby amended and supplemented as follows:

1. IN THE FUND'S "INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS" SUMMARY
SECTION IN THE PROSPECTUS, THE TEXT UNDER THE HEADING "AJO, LP" IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

Theodore R. Aronson, CFA, CIC, Principal, has managed the portion of Fund's assets allocated to AJO, LP ("AJO") since 2017.

Stefani Cranston, CFA, CPA, Principal, has managed the portion of Fund's assets allocated to AJO since 2017.

Gina Marie N. Moore, CFA, Principal, has managed the portion of Fund's assets allocated to AJO since 2017.

Gregory J. Rogers, CFA, Principal, has managed the portion of Fund's assets allocated to AJO since 2017.

Christopher J. W. Whitehead, CFA, Principal, has managed the portion of Fund's assets allocated to AJO since 2017.

2. IN THE "SUB-ADVISERS AND PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS, THE TEXT RELATING TO AJO, LP UNDER THE HEADING "PUBLIC ALTERNATIVES FUND" IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

AJO, LP ("AJO"), 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as investment sub-adviser to a portion of the assets of the Public Alternatives Fund. AJO, a Delaware limited partnership founded in 1984, is 100% owned by current and former employees. As of May 31, 2017, AJO had approximately $28.3 billion in assets under management.

PORTFOLIO MANAGERS:

     Theodore R. Aronson, CFA, CIC, Managing Principal, has managed the portion of the assets of the Public Alternatives Fund allocated to AJO since 2017. Mr. Aronson has been a portfolio manager and the managing principal of AJO since he founded the firm in 1984. Mr. Aronson is a registered principal and associated person with the National Futures Association.

     Stefani Cranston, CFA, CPA, Principal, has managed the portion of the assets of the Public Alternatives Fund allocated to AJO since 2017. Ms. Cranston has been a portfolio manager and financial accountant with AJO since 1991.

     Gina Marie N. Moore, CFA, Principal, has managed the portion of the assets of the Public Alternatives Fund allocated to AJO since 2017. Ms. Moore has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore is a registered principal and associated person with the National Futures Association.

     Gregory J. Rogers, CFA, Principal, has managed the portion of the assets of the Public Alternatives Fund allocated to AJO since 2017. Mr. Rogers has been a trader and a portfolio manager with AJO since 1993. Mr. Rogers is a registered principal and associated person with the National Futures Association.

     Christopher J. W. Whitehead, CFA, Principal, has managed the portion of the assets of the Public Alternatives Fund allocated to AJO since 2017. Mr. Whitehead was a senior research associate at Cambridge Associates before joining AJO in 2000. He received a B.A. degree from Colby College in 1996. Mr. Whitehead has been a portfolio manager and research analyst with AJO since 2004.

3. IN THE "PORTFOLIO MANAGERS" SECTION OF THE SAI, THE TEXT UNDER THE HEADING "AJO, LP" IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

AJO, LP ("AJO"), 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as investment sub-adviser to a portion of the assets of the Public Alternatives Fund. AJO, a Delaware limited partnership founded in 1984, is 100% owned by current and former employees. As of May 31, 2017, AJO had approximately $28.3 billion in assets under management.

COMPENSATION. AJO receives a fee based on the assets under management of the Public Alternatives Fund as set forth in the Investment Sub-Advisory Agreement between AJO and the Adviser.

Compensation to all portfolio managers takes the form of a salary and merit-based bonus, awarded for contribution and effort. Principals also share in the profits of the firm through equity-related distributions, and they may be awarded non-cash compensation in the form of increased ownership in the firm. Additional benefits include an annual SEP-IRA contribution and firm-financed professional development. Although many of AJO's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets.

OWNERSHIP OF FUND SHARES. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

      NAME                                 DOLLAR RANGE OF FUND SHARES OWNED(1)
Theodore R. Aronson                                       None
Stefani Cranston                                          None
Gina Marie N. Moore                                       None
Gregory J. Rogers                                         None
Christopher J. W. Whitehead                               None

(1)  Valuation date is May 31, 2017.


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

OTHER ACCOUNTS. In addition to the Public Alternatives Fund, the portfolio managers may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of May 31, 2017.

----------------------------------------------------------------------------------------------------------------------------
                                REGISTERED INVESTMENT            OTHER POOLED
                                       COMPANIES               INVESTMENT VEHICLES            OTHER ACCOUNTS
                              ----------------------------------------------------------------------------------------------
                              NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER              ACCOUNTS    (IN MILLIONS)    ACCOUNTS    (IN MILLIONS)    ACCOUNTS    (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------
Theodore R. Aronson              14         $ 3,286.24        19         $ 5,027.40        131        $ 19,913.40
                                  2*        $   276.51*        4*        $   636.19*        68*       $  9,578.40*
----------------------------------------------------------------------------------------------------------------------------
Stefani Cranston                 14         $ 3,286.24        19         $ 5,027.40        131        $ 19,913.40
                                  2*        $   276.51*        4*        $   636.19*        68*       $  9,578.40*
----------------------------------------------------------------------------------------------------------------------------
Gina Marie N. Moore              14         $ 3,286.24        19         $ 5,027.40        131        $ 19,913.40
                                  2*        $   276.51*        4*        $   636.19*        68*       $  9,578.40*
----------------------------------------------------------------------------------------------------------------------------
Gregory J. Rogers                14         $ 3,286.24        19         $ 5,027.40        131        $ 19,913.40
                                  2*        $   276.51*        4*        $   636.19*        68*       $  9,578.40*
----------------------------------------------------------------------------------------------------------------------------
Christopher J. W. Whitehead      14         $ 3,286.24        19         $ 5,027.40        131        $ 19,913.40
                                  2*        $   276.51*        4*        $   636.19*        68*       $  9,578.40*
----------------------------------------------------------------------------------------------------------------------------

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

CONFLICTS OF INTEREST. A portfolio manager's management of other accounts referenced above may give rise to potential conflicts of interest in connection with his or her management of the Public Alternatives Fund's investments alongside other accounts. For example, conflicts of interest may arise in allocating management, time, resources, and investment opportunities among the Public Alternatives Fund and other accounts. Differences between accounts may lead to additional conflicts--accounts may differ in terms of fee structure (fixed versus performance-based), size (and, hence, absolute fee), restrictions, or investment strategy. Personal investments by investment personnel may provide incentives to favor one account over another. AJO has policies and procedures in place to mitigate potential conflicts of interest.

For example, AJO's fixed-fee schedules are standardized and all discretionary fixed-fee accounts of similar size and similar mandate are subject to AJO's most-favored-nation fee policy. Investment opportunities and aggregated trades are both subject to policies requiring fair treatment across accounts, without regard to account size or fee type. Personal investments of AJO principals and employees are monitored by AJO's compliance staff under AJO's Code of Ethics. No portfolio managers or other AJO personnel are compensated based on account performance.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE